Condensed Consolidated Interim Statements of Earnings (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 2,130	$ 2,077	$ 4,669	$ 4,468
Expenses
Energy supply costs	593	514	1,442	1,264
Operating expenses	611	599	1,261	1,225
Depreciation and amortization	369	366	741	723
Total expenses	1,573	1,479	3,444	3,212
Operating income	557	598	1,225	1,256
Other income, net (Note 10)	42	47	92	56
Finance charges	255	263	507	519
Earnings before income tax expense	344	382	810	793
Income tax expense	48	58	118	116
Net earnings	296	324	692	677
Net earnings attributable to:
Non-controlling interests	27	33	52	58
Preference equity shareholders	16	17	32	33
Common equity shareholders	253	274	608	586
Net earnings	$ 296	$ 324	$ 692	$ 677
Earnings per common share (Note 11)
Basic (CAD per share)	$ 0.54	$ 0.59	$ 1.30	$ 1.26
Diluted (CAD per share)	$ 0.54	$ 0.59	$ 1.30	$ 1.26